UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: September 30, 2021

Date of reporting period: March 31, 2021

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Aegon Emerging Markets Debt Fund

SEMI-ANNUAL REPORT	MARCH 31, 2021

Investment Adviser: Aegon USA Investment Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2021

TABLE OF CONTENTS

Schedule of Investments	1

The Fund files its complete schedule of investments with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Fund’s Form N-Q and Form N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-833-GO-AEGON (833-462-3466); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING MARKETS DEBT FUND MARCH 31, 2021 (UNADUITED)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS GLOBAL BONDS — 96.8%

	Face Amount(1)		Value
Angola — 2.0%
Angolan Government International Bond
9.38%, 05/08/48	$	400,000	$376,320
8.25%, 05/09/28		600,000	574,740

			951,060

Argentina — 1.5%
Argentine Republic Government International Bond
Callable 05/06/21 @ $100
1.00%, 07/09/29		70,710	25,433
Callable 05/06/21 @ $100
0.13%, 1.13%, 07/09/21, 07/09/35(a)		849,992	253,731
Provincia de Buenos Aires
37.85%, VAR 30-35d Argentina BADLAR Private Banks+3.750%, 04/12/25(c)	ARS	10,000,000	64,206
9.13%, 03/16/24(d)		390,000	148,200

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING MARKETS DEBT FUND MARCH 31, 2021 (UNADUITED)

GLOBAL BONDS — (continued)

	Face Amount(1)		Value
Argentina — (continued)
Transportadora de Gas del Sur
Callable 05/02/22 @ $103
6.75%, 05/02/25	$	250,000	$216,105

			707,675

Brazil — 5.7%
B2W Digital Lux Sarl
Callable 09/20/30 @ $100
4.38%, 12/20/30		375,000	366,187
Brazil Notas do Tesouro Nacional, Serie F
10.00%, 01/01/23	BRL	5,000,000	935,377
10.00%, 01/01/27	BRL	3,250,000	605,974
MARB BondCo
Callable 01/29/26 @ $102
3.95%, 01/29/31(c)		200,000	190,500
MV24 Capital BV
6.75%, 06/01/34(c)		605,645	628,581

			2,726,619

Cambodia — 0.7%
NagaCorp
Callable 07/06/22 @ $104
7.95%, 07/06/24		300,000	312,898

Chile — 4.0%
AES Gener
Callable 04/07/24 @ $100
7.13%, VAR USD Swap Semi 30/360 5 Yr Curr+4.644%, 03/26/79		250,000	268,438
Bonos de la Tesoreria de la Republica en pesos
5.00%, 03/01/35	CLP	80,000,000	120,539
4.70%, 09/01/30(c)	CLP	375,000,000	568,783
Chile Government International Bond
Callable 07/25/49 @ $100
3.50%, 01/25/50		500,000	508,035
Nacional del Cobre de Chile
5.63%, 09/21/35		340,000	439,065

			1,904,860

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING MARKETS DEBT FUND MARCH 31, 2021 (UNADUITED)

GLOBAL BONDS — (continued)

	Face Amount(1)		Value
China — 5.4%
CAR
8.88%, 05/10/22	$	400,000	$400,198
PBOC International Note
2.70%, 08/17/21	CNY	7,000,000	1,067,698
Sinopec Group Overseas Development 2015
4.10%, 04/28/45		1,000,000	1,080,289

			2,548,185

Colombia — 2.2%
Colombia Government International Bond
Callable 11/15/50 @ $100
4.13%, 05/15/51		250,000	237,500
Colombian TES
7.75%, 09/18/30	COP	1,577,500,000	452,967
7.50%, 08/26/26	COP	1,235,400,000	364,582

			1,055,049

Dominican Republic — 3.2%
Dominican Republic International Bond
8.90%, 02/15/23(c)	DOP	43,820,000	794,348
6.88%, 01/29/26		110,000	127,655
6.85%, 01/27/45		350,000	386,750
4.50%, 01/30/30		200,000	202,000

			1,510,753

Ecuador — 0.5%
Ecuador Government International Bond
6.96%, 07/31/30(c)(e)		29,639	11,856
0.50%, 1.00%, 07/31/21, 07/31/35(a)(c)		406,234	184,836
0.50%, 0.50%, 07/31/21, 07/31/40(a)(c)		125,758	54,390

			251,082

Egypt — 1.3%
Egypt Government International Bond
7.63%, 05/29/32		200,000	204,540
6.59%, 02/21/28		200,000	204,848

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING MARKETS DEBT FUND MARCH 31, 2021 (UNADUITED)

GLOBAL BONDS — (continued)

	Face Amount(1)		Value
Egypt — (continued)
Egypt Government International Bond MTN
7.05%, 01/15/32	$	200,000	$197,137

			606,525

Ethiopia — 0.4%
Ethiopia International Bond
6.63%, 12/11/24		210,000	193,007

Ghana — 0.7%
Ghana Government International Bond
10.75%, 10/14/30		250,000	311,125

Guatemala — 0.6%
Guatemala Government Bond
Callable 12/01/49 @ $100
6.13%, 06/01/50		250,000	289,377

Hong Kong — 1.1%
Elect Global Investments
Callable 06/03/25 @ $100
4.10%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.887%(f)		500,000	504,080

Hungary — 1.0%
Hungary Government Bond
2.75%, 12/22/26	HUF	90,070,000	303,240
2.50%, 10/27/21	HUF	35,160,000	115,038
1.75%, 10/26/22	HUF	13,810,000	45,289

			463,567

India — 2.2%
Indiabulls Housing Finance MTN
6.38%, 05/28/22		250,000	240,088
Network i2i
Callable 01/15/25 @ $100
5.65%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.274%(f)		300,000	317,250
UltraTech Cement
Callable 08/16/30 @ $100
2.80%, 02/16/31(c)		200,000	187,586

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING MARKETS DEBT FUND MARCH 31, 2021 (UNADUITED)

GLOBAL BONDS — (continued)

	Face Amount(1)		Value
India — (continued)
UPL
Callable 02/27/25 @ $100
5.25%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.865%(f)	$	300,000	$296,250

			1,041,174

Indonesia — 7.5%
Indonesia Asahan Aluminium Persero
Callable 02/15/30 @ $100
5.45%, 05/15/30(c)		400,000	454,000
Indonesia Government International Bond MTN
5.13%, 01/15/45		450,000	532,549
4.10%, 04/24/28		900,000	995,895
Indonesia Treasury Bond
7.00%, 05/15/27	IDR	5,000,000,000	357,542
6.63%, 05/15/33	IDR	18,593,000,000	1,243,024

			3,583,010

Iraq — 0.8%
Iraq International Bond
Callable 05/20/21 @ $100
5.80%, 01/15/28		385,000	363,648

Ivory Coast — 1.2%
Ivory Coast Government International Bond
6.38%, 03/03/28		170,000	184,246
6.13%, 06/15/33(c)		400,000	408,568

			592,814

Jordan — 0.7%
Jordan Government International Bond
6.13%, 01/29/26		300,000	319,542

Kazakhstan — 0.5%
KazMunayGas National JSC
5.75%, 04/19/47		200,000	237,020

Lebanon — 0.1%
Lebanon Government International Bond
6.75%, 11/29/27(d)		500,000	56,790

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING MARKETS DEBT FUND MARCH 31, 2021 (UNADUITED)

GLOBAL BONDS — (continued)

	Face Amount(1)		Value
Malaysia — 3.2%
Malaysia Government Bond
4.23%, 06/30/31	MYR	660,000	$166,914
3.90%, 11/30/26	MYR	4,500,000	1,143,385
Petronas Capital MTN
Callable 01/21/30 @ $100
3.50%, 04/21/30(c)		200,000	213,922

			1,524,221

Mexico — 11.3%
Banco Mercantil del Norte
Callable 06/27/29 @ $100
7.50%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%(c)(f)		750,000	820,650
Grupo Bimbo
Callable 04/17/23 @ $100
5.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.280%(f)		142,000	150,165
Grupo Cementos de Chihuahua
Callable 06/23/21 @ $103
5.25%, 06/23/24		260,000	268,778
Mexican Bonos
8.00%, 11/07/47	MXN	6,000,000	301,126
7.50%, 06/03/27	MXN	11,650,000	607,046
6.75%, 03/09/23	MXN	2,400,000	121,324
Mexico Remittances Funding Fiduciary Estate Management Sarl
4.88%, 01/15/28(c)		500,000	490,050
Petroleos Mexicanos
Callable 07/23/49 @ $100
7.69%, 01/23/50		379,000	353,417
7.19%, 09/12/24	MXN	17,000,000	778,908
Callable 09/16/25 @ $100
6.88%, 10/16/25(c)		350,000	379,715
6.50%, 03/13/27		200,000	209,000
Callable 11/23/26 @ $100
6.49%, 01/23/27		400,000	417,960

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING MARKETS DEBT FUND MARCH 31, 2021 (UNADUITED)

GLOBAL BONDS — (continued)

	Face Amount(1)		Value
Mexico — (continued)
Callable 10/28/30 @ $100
5.95%, 01/28/31	$	21,000	$20,160
4.50%, 01/23/26		79,000	78,431
Total Play Telecomunicaciones
Callable 11/12/23 @ $104
7.50%, 11/12/25(c)		200,000	199,883
Unifin Financiera
Callable 01/29/25 @ $100
8.88%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.308%(f)		200,000	164,000

			5,360,613

Mongolia — 1.7%
Development Bank of Mongolia
7.25%, 10/23/23		250,000	270,568
Mongolia Government International Bond
5.13%, 04/07/26(c)		300,000	320,220
Mongolia Government International Bond MTN
8.75%, 03/09/24		200,000	229,984

			820,772

Mozambique — 0.4%
Mozambique International Bond
5.00%, 9.00%, 09/15/23, 09/15/31(a)		239,000	196,458

Nigeria — 3.0%
IHS Netherlands Holdco BV
Callable 09/18/22 @ $104
8.00%, 09/18/27(c)		350,000	376,250
Nigeria Government International Bond
7.14%, 02/23/30		300,000	305,679
SEPLAT Petroleum Development
9.25%, 04/01/23		300,000	306,937
Callable 04/01/23 @ $104
7.75%, 04/01/26		440,000	440,000

			1,428,866

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING MARKETS DEBT FUND MARCH 31, 2021 (UNADUITED)

GLOBAL BONDS — (continued)

	Face Amount(1)		Value
Oman — 0.6%
Oman Government International Bond MTN
6.00%, 08/01/29(c)	$	280,000	$290,898

Panama — 0.5%
Panama Government International Bond
Callable 10/01/55 @ $100
4.50%, 04/01/56		200,000	218,198

Peru — 2.0%
Hunt Oil of Peru Sucursal Del Peru
6.38%, 06/01/28		400,000	434,500
Lima Metro Line 2 Finance
5.88%, 07/05/34		299,370	350,861
Peru Government Bond
5.35%, 08/12/40	PEN	600,000	144,698

			930,059

Poland — 1.3%
Republic of Poland Government Bond
5.75%, 09/23/22	PLN	1,300,000	356,325
2.50%, 07/25/26	PLN	1,000,000	274,030

			630,355

Qatar — 2.4%
Qatar Government International Bond
4.50%, 04/23/28		1,000,000	1,165,160

Romania — 2.1%
Romania Government Bond
5.80%, 07/26/27	RON	210,000	58,633
3.25%, 04/29/24	RON	290,000	70,903
Romanian Government International Bond
5.13%, 06/15/48		500,000	564,627
3.00%, 02/14/31(c)		308,000	307,678

			1,001,841

Russia — 4.8%
Alfa Bank AO Via Alfa Bond Issuance
Callable 04/15/25 @ $100
5.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.546%, 04/15/30		200,000	204,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING MARKETS DEBT FUND MARCH 31, 2021 (UNADUITED)

GLOBAL BONDS — (continued)

	Face Amount(1)		Value
Russia — (continued)
Gazprom PJSC via Gaz Finance
Callable 10/26/25 @ $100
4.60%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.264%, 01/26/70(c)(f)	$	280,000	$281,881
Russian Federal Bond - OFZ
7.05%, 01/19/28	RUB	102,535,000	1,372,784
Russian Railways Via RZD Capital
8.80%, 10/04/25	RUB	30,500,000	427,620

			2,286,285

Saudi Arabia — 1.3%
Dar Al-Arkan Sukuk MTN
6.88%, 04/10/22		600,000	617,700

South Africa — 2.9%
Republic of South Africa Government Bond
8.50%, 01/31/37	ZAR	8,000,000	431,944
7.75%, 02/28/23	ZAR	2,000,000	141,331
7.00%, 02/28/31	ZAR	6,000,000	331,992
Republic of South Africa Government International Bond
6.25%, 03/08/41		490,000	494,601

			1,399,868

Spain — 0.7%
AI Candelaria Spain SLU
Callable 09/15/28 @ $100
7.50%, 12/15/28(c)		300,000	338,250

Sri Lanka — 0.7%
Sri Lanka Government International Bond
6.85%, 03/14/24		550,000	349,580

Thailand — 1.3%
Thailand Government Bond
3.85%, 12/12/25	THB	9,260,000	334,431
3.40%, 06/17/36	THB	8,110,000	287,611

			622,042

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING MARKETS DEBT FUND MARCH 31, 2021 (UNADUITED)

GLOBAL BONDS — (continued)

	Face Amount(1)		Value
Tunisia — 0.4%
Banque Centrale de Tunisie International Bond
5.75%, 01/30/25(c)	$	200,000	$174,054

Turkey — 2.0%
Petkim Petrokimya Holding
Callable 05/05/21 @ $103
5.88%, 01/26/23		600,000	606,960
Turkey Government International Bond
5.25%, 03/13/30		400,000	354,600

			961,560

Ukraine — 4.1%
Kernel Holding
Callable 10/27/23 @ $103
6.75%, 10/27/27(c)		170,000	181,220
Metinvest BV
7.65%, 10/01/27(c)		200,000	214,951
Ukraine Government International Bond
0.00%, 05/31/40(b)(g)		950,000	978,500
7.75%, 09/01/26		200,000	216,818
7.75%, 09/01/27		350,000	374,003

			1,965,492

United Arab Emirates — 3.7%
Abu Dhabi Crude Oil Pipeline
4.60%, 11/02/47		220,000	248,076
Abu Dhabi Government International Bond MTN
3.88%, 04/16/50(c)		200,000	217,120
Emirates NBD Bank PJSC
Callable 04/09/26 @ $100
6.13%, VAR USD Swap Semi 30/360 6 Yr Curr+5.702%(f)		350,000	380,079
GEMS MENASA Cayman
Callable 07/31/22 @ $104
7.13%, 07/31/26(c)		400,000	416,716

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING MARKETS DEBT FUND MARCH 31, 2021 (UNADUITED)

GLOBAL BONDS — (continued)

	Face Amount(1)		Value
United Arab Emirates — (continued)
MAF Global Securities
Callable 09/07/22 @ $100
5.50%, VAR USD Swap Semi 30/360 5 Yr Curr+3.476%(f)	$	500,000	$506,252

			1,768,243

United States — 0.2%
Citgo Holding
Callable 08/01/21 @ $105
9.25%, 08/01/24(c)		120,000	119,100

Uruguay — 0.8%
Uruguay Government International Bond
Callable 10/23/30 @ $100
4.38%, 01/23/31		330,000	381,982

Uzbekistan — 2.1%
Republic of Uzbekistan Bond MTN
5.38%, 02/20/29		600,000	655,488
Uzbek Industrial and Construction Bank ATB
5.75%, 12/02/24		350,000	359,114

			1,014,602

Total Global Bonds (Cost $47,077,225)			46,096,059

Total Investments - 96.8% (Cost $47,077,225)			$46,096,059

A list of the open futures contracts held by the Fund at March 31, 2021 is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. 5 Year Treasury Note	(19)	Jul-2021	$ (2,374,366)	$ (2,344,570)	$ 29,796

Percentages are based on Net Assets of $47,597,267.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING MARKETS DEBT FUND MARCH 31, 2021 (UNADUITED)

ARS — Argentine Peso

BRL — Brazilian Real

CLP — Chilean Peso

CNY — Chinese Yuan

COP — Colombian Peso

DOP — Dominican Peso

HUF — Hungarian Forint

IDR — Indonesian Rupiah

JSC — Joint Stock Company

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Sol

PJSC — Public Joint Stock Company

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

THB — Thai Baht

VAR — Variable Rate

ZAR — South African Rand

(1)	In U.S. dollars unless otherwise indicated.
(a)	Step Bonds - Represents the current rate, the step rate, the step date and the final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2021, these securities amounted to $8,890,212 or 18.7% of net assets.

(d)	Security is in default on interest payment.
(e)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(f)	Perpetual security with no stated maturity date.
(g)	Interest rate is not available.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING MARKETS DEBT FUND MARCH 31, 2021 (UNAUDITED)

The following table summarizes the inputs used as of March 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$–	$46,096,059	$–	$46,096,059

Total Investments in Securities	$–	$46,096,059	$–	$46,096,059

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$29,796	$–	$–	$29,796

Total Other Financial Instruments	$29,796	$–	$–	$29,796

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “–” are $0.

For more information on valuation inputs, see Note 2 - Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2021 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

Aegon Emerging Markets Debt Fund
Assets:
Investments, at Value (Cost $47,077,225)	$46,096,059
Cash	1,115,255
Foreign Currency, at Value (Cost $259,971)	219,006
Dividend and Interest Receivable	667,306
Initial Margin for Futures Contracts	15,200
Receivable due from Adviser	6,394
Variation Margin Receivable	3,117
Prepaid Expenses	11,856

Total Assets	48,134,193

Liabilities:
Payable for Investment Securities Purchased	440,000
Accrued Foreign Capital Gains Tax on Appreciated Securities	20,843
Payable due to Administrator	11,890
Payable due to Trustees	4,945
Chief Compliance Officer Fees Payable	1,551
Distribution Fees Payable (Investor Shares)	44
Other Accrued Expenses and Other Payables	57,653

Total Liabilities	536,926

Net Assets	$47,597,267

Net Assets Consist of:
Paid-in Capital	$48,279,555
Total Accumulated Loss	(682,288)

Net Assets	$47,597,267

Institutional Shares:
Net Assets	$47,360,335
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	4,804,984
Net Asset Value Offering and Redemption Price, Per Share*	$9.86

Investor Shares:
Net Assets	$236,932
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	24,048
Net Asset Value Offering and Redemption Price, Per Share*	$9.85

*	Redemption price per share may vary depending on the length of time Shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT FOR THE SIX MONTHS ENDED MARCH 31, 2021 (UNAUDITED)

STATEMENT OF OPERATIONS

Aegon Emerging Markets Debt Fund
Investment Income:
Interest	$1,269,801
Less: Foreign Taxes Withheld	(22,819)

Total Investment Income	1,246,982

Expenses:
Investment Advisory Fees	156,860
Administration Fees	69,712
Trustees’ Fees	9,230
Chief Compliance Officer Fees	3,377
Distribution Fees (Investor Shares)	300
Legal Fees	34,464
Transfer Agent Fees	27,400
Registration and Filing Fees	18,415
Printing Fees	15,926
Audit Fees	13,413
Custodian Fees	7,002
Other Expenses	18,460

Total Expenses	374,559

Less:
Investment Advisory Fee Waiver	(156,860)
Reimbursement from Adviser	(36,406)

Net Expenses	181,293

Net Investment Income	1,065,689

Net Realized Gain (Loss) on:
Investments	242,782
Futures Contracts	(3,566)
Foreign Currency Transactions	(469,812)

Net Realized Loss	(230,596)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	276,756
Futures Contracts	29,796
Accrued Foreign Capital Gains Tax on Appreciated Securities	(7,066)
Foreign Currency Translation	(1,965)

Net Unrealized Appreciation	297,521

Net Realized and Unrealized Gain on Investments, Futures Contracts, Foreign Currency Transactions, and Accrued Foreign Capital Gains Tax on Appreciated Securities	66,925

Net Increase in Net Assets Resulting from Operations	$1,132,614

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT EMERGING MARKETS DEBT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Operations:
Net Investment Income	$1,065,689	$2,125,169
Net Realized Loss on Investments, Futures Contracts and Foreign Currency Transactions	(230,596)	(119,737)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contacts, Accrued Foreign Capital Gains Tax on Appreciated Securities and Foreign Currency Translation	297,521	(1,240,500)

Net Increase in Net Assets Resulting From Operations	1,132,614	764,932

Distributions:
Institutional Shares	(773,791)	(1,948,657)
Investor Shares	(3,620)	(9,254)

Total Distributions	(777,411)	(1,957,911)

Capital Share Transactions:(1)

Institutional Shares
Reinvestment of Dividends and Distributions	773,791	1,948,657
Redeemed	–	(101)

Net Institutional Share Transactions	773,791	1,948,556

Investor Shares
Reinvestment of Dividends and Distributions	3,620	9,254
Redeemed	–	(101)

Net Investor Share Transactions	3,620	9,153

Net Increase in Net Assets From Capital Share Transactions	777,411	1,957,709

Total Increase in Net Assets	1,132,614	764,730

Net Assets:
Beginning of Year/Period	46,464,653	45,699,923

End of Year/Period	$47,597,267	$46,464,653

(1)	For share transactions, see Note 6 in Notes to Financial Statements.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT EMERGING MARKETS DEBT FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period/Year

Institutional Shares

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Period Ended September 30, 2019(1)
Net Asset Value, Beginning of Period/Year	$9.78	$10.04	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.22	0.46	0.13
Net Realized and Unrealized Gain (Loss)	0.03	(0.30)	0.03

Total from Investment Operations	0.25	0.16	0.16

Dividends and Distributions:
Net Investment Income	(0.13)	(0.37)	(0.12)
Capital Gains	(0.04)	(0.05)	—

Total Dividends and Distributions	(0.17)	(0.42)	(0.12)

Net Asset Value, End of Period/Year	$9.86	$9.78	$10.04

Total Return†	2.44%	1.66%	1.61%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$47,360	$46,233	$45,472
Ratio of Expenses to Average Net Assets	0.75%‡	0.75%	0.75%‡
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.55%‡	1.71%	2.04%‡
Ratio of Net Investment Income to Average Net Assets	4.41%‡	4.68%	4.35%‡
Portfolio Turnover Rate	38%§	66%	24%§

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Annualized.
§	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Commenced operations on June 14, 2019.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT EMERGING MARKETS DEBT FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period/Year

Investor Shares

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Period Ended September 30, 2019(1)
Net Asset Value, Beginning of Period/Year	$9.77	$10.03	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.21	0.43	0.12
Net Realized and Unrealized Gain (Loss)	0.02	(0.30)	0.02

Total from Investment Operations	0.23	0.13	0.14

Dividends and Distributions:
Net Investment Income	(0.11)	(0.34)	(0.11)
Capital Gains	(0.04)	(0.05)	—

Total Dividends and Distributions	(0.15)	(0.39)	(0.11)

Net Asset Value, End of Period/Year	$9.85	$9.77	$10.03

Total Return†	2.33%	1.42%	1.43%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$237	$232	$228
Ratio of Expenses to Average Net Assets	1.00%‡	1.00%	1.00%‡
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.80%‡	1.96%	2.29%‡
Ratio of Net Investment Income to Average Net Assets	4.16%‡	4.43%	4.10%‡
Portfolio Turnover Rate	38%§	66%	24%§

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Annualized.
§	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Commenced operations on June 14, 2019.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2021

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 funds. The financial statements herein are those of the Aegon Emerging Markets Debt Fund (the “Emerging Markets Debt Fund”) (the “Fund”). The investment objective of the Aegon Emerging Markets Debt Fund is to maximize total return, consisting of income and capital appreciation. The Fund is classified as a diversified investment company. Aegon USA Investment Management, LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Institutional Class Shares and Investor Class Shares. The Fund commenced operations on June 14, 2019. The financial statements of the remaining Funds of the Trust are presented separately. The assets of Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2021

Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2021

accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2021, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2021

Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2021, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Fund of the Trust based on the number of Fund and/or relative net assets.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2021

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income monthly, and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fund uses futures contracts for tactical hedging purposes as well as to enhance the Fund’s return. Initial margin deposits of cash or securities are made upon entering into futures contracts. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred, and are included on the Statement of Assets and Liabilities.

When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are found on the Statement of Operations as a component of net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts, respectively.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2021

inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of March 31, 2021.

For the period ended March 31, 2021, the average balance of futures contracts as presented below, is representative of the volume activity for the derivative type during the period:

Average Quarterly Market Value Balance Short	$1,172,285

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board. For the period ended March 31, 2021, the Fund was allocated CCO fees totaling $3,377.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended March 31, 2021, the Emerging Markets Debt Fund paid $69,712 for these services.

The Fund has adopted the Distribution Plan (the “Plan”) for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Investor Class Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2021

compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges. For the period ended March 31, 2021, the Fund was charged $300.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.65%, respectively of the Fund’s average daily net assets.

For the Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Fund’s total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) for Institutional Shares and Investor Shares from exceeding certain levels as set forth below until January 31, 2022. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2022. Accordingly, the contractual expense limitations for the Fund is as follows:

	Institutional Shares	Investor Shares
Emerging Markets Debt Fund	0.75%	1.00%

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2021

At March 31, 2021, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

	2022	2023	2024
Emerging Markets Debt Fund	$–	$415,803	$384,956

6. Shares Transactions:

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Emerging Markets Debt Fund

Shares Transactions:

Institutional Shares
Reinvestment of Dividends and Distributions	76,052	197,676
Redeemed	–	(10)

Increase in Institutional Shares	76,052	197,666

Investor Shares
Reinvestment of Dividends and Distributions	356	938
Redeemed	–	(11)

Increase in Investor Shares	356	927

Net Increase in Shares Outstanding from Share Transactions	76,408	198,593

Amounts	designated as “-” are $0.

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended March 31, 2021, were as follows:

	Purchases	Sales
U.S. Government	$–	$428,683

Other	17,319,374	16,811,967

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2021

differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributed earnings (accumulated loss) or paid-in capital, as appropriate, in the period that the differences arise. The permanent differences are primarily attributed to gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, distribution reclassification and foreign currency translations.

The tax character of dividends and distributions paid during the year ended September 30, 2020 are as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Emerging Markets Debt Fund	$1,957,911	$–	$1,957,911

As of September 30, 2020, the components of Accumulated Losses on a tax basis were as follows:

Emerging Markets Debt Fund
Undistributed Ordinary Income	$168,729
Unrealized Depreciation	(1,159,917)
Other Temporary Differences	(46,303)

Total Accumulated Losses	$(1,037,491)

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to Mark to market on Argentine Peso which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Fund at March 31, 2021, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
Emerging Markets Debt Fund	$47,077,225	$1,137,423	$(2,118,589)	$(981,166)

9. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the applicable Fund’s net asset value (“NAV”) and ability to meet that Fund’s investment objective.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2021

Active Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities in which the Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions,

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2021

that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Prepayment/Re-investment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Duration Risk — A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2021

other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Foreign Government Agencies Risk — Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency’s operations and financial condition are influenced by the foreign government’s economic and other policies.

Supranational Entities Risk — Government members, or “stockholders,” usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described elsewhere in this

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2021

section. Many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described elsewhere in this section. Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Leverage Risk — The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Sector Emphasis Risk — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2021

of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Environmental, Social and Governance Risk — The Adviser may consider certain ESG factors as part of its decision to buy and sell securities. Applying ESG factors to the investment analysis may impact the investment decision for securities of certain issuers and therefore the Fund may forgo some market opportunities available to funds that do not use ESG factors. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG factors.

10. Other:

At March 31, 2021, the percentage of total shares outstanding held by shareholders of the Fund owning 10% or greater of the aggregate total shares outstanding was as follows:

	No. of Shareholders	% Ownership
Emerging Markets Debt Fund

Institutional Shares	1	100%

Investor Shares	1	100%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2021.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2021

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2020 to March 31, 2021.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2021

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/01/20	Ending Account Value 3/31/21	Annualized Expense Ratios	Expenses Paid During Period*
Emerging Markets Debt Fund - Institutional Class Shares
Actual Fund Return	$1,000.00	$1,024.40	0.75%	$3.79

Hypothetical 5% Return	1,000.00	1,021.19	0.75	3.78
Emerging Markets Debt Fund - Investor Class Shares
Actual Fund Return	$1,000.00	$1,023.30	1.00%	$5.04

Hypothetical 5% Return	1,000.00	1,019.95	1.00	5.04

*  Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2021

Renewal of Investment Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held via videoconference on December 10, 2020 to decide whether to renew the Agreement for an additional one-year term (the “December Meeting”). The December Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the December Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the December Meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the December Meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2021

and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the December Meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the December Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions,

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2021

monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2021

affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2021

Review of Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 18, 2021, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Fund‘s liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report also noted that the Board approved a change to the membership of the committee serving as Program Administrator. The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Aegon Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-833-462-3466

Investment Adviser:

Aegon USA Investment Management, LLC

6300 C Street SW

Cedar Rapids, Iowa 54299

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

AAM-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By	/s/ Michael Beattie
Michael Beattie,
President

Date: June 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie,
President

Date: June 8, 2021

By	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: June 8, 2021